Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt
Schedule of principle payments in connection to debt outstanding

Future principal payments in connection to debt outstanding as of September 30, 2021 are as follows (in thousands):

2021 (excluding the nine months ended September 30, 2021)	$38
2022	2,230
2023	7,902
2024	5,606
2025	4,290
Thereafter	17,468
$37,534
Future principal payments in connection to debt outstanding as of December 31, 2020 are as follows (in thousands):

2021	$313
2022	2,360
2023	4,683
2024	4,706
2025	4,539
Thereafter	18,486
$35,087